UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq.

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 - June 30, 2020

Item 1.	Reports to Stockholders.

June 30, 2020

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS | Red Rocks Global Opportunity Portfolio

An ALPS Advisors Solution

Table of Contents

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	9
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	21
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	31
Schedule of Investments	34
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview	40
Schedule of Investments	45
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	50
Notes to Financial Statements	52
Additional Information	61
Approval of Investment Advisory & Sub-Advisory Agreements	63
Liquidity Risk Management Program	68

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can contact your insurance company or your financial intermediary to indicate that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolios available under your contract or policy, or held via your financial intermediary.

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2020 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You do not incur transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2020 and held through June 30, 2020.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2020 - June 30, 2020(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,008.10	0.53%	$2.65
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,006.30	0.78%	$3.89
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$984.80	0.53%	$2.62
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$983.80	0.78%	$3.85
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$957.10	0.53%	$2.58
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$955.80	0.78%	$3.79
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$929.00	0.53%	$2.54
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$927.60	0.78%	$3.74
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92

1 | June 30, 2020

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2020 (Unaudited)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2020 - June 30, 2020(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$900.40	0.53%	$2.50
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$898.60	0.78%	$3.68
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$690.80	0.95%	$3.99
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
Class III
Actual Fund Return	$1,000.00	$689.70	1.30%	$5.46
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.40	1.30%	$6.52
ALPS | Red Rocks Global Opportunity Portfolio
Class I
Actual Fund Return	$1,000.00	$838.20	1.10%	$5.03
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.39	1.10%	$5.52
Class III
Actual Fund Return	$1,000.00	$836.70	1.45%	$6.62
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.65	1.45%	$7.27

(1)	Annualized based on the Portfolios' expenses from January 1, 2020 through June 30, 2020.

(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2 | June 30, 2020

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2020 (Unaudited)

Investment Objectives

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

Economic & Market Overview

The global economy made great strides towards recovery from the fastest and most severe contraction on record since the great depression that took place in the first three months of 2020. The catalyst that caused the contraction was the coronavirus. Likewise, the strong recovery during the 2nd quarter was driven by a combination of lower outbreaks and deaths, more reopenings, and continued government stimulus. Still, market volatility remains elevated as investors digest data and information relating to the pandemic, the health of the global economy, and the U.S. election race. While market analysts debate the shape of the recover, (V, U, W, square root, etc.), investors take note of the clear winners and losers with “stay at home” stocks and technology trading at pre-crisis highs while banks, energy, and travel sectors lag far behind.

The global equity markets experienced a strong rebound during the 2nd quarter with the U.S. stock market, as represented by the S&P 500 Index gaining 20.5%, yet still down -3.1% for the six month period ending June 30, 2020. U.S. small stocks underperformed the largest U.S. stocks by 12.5% during the 6 month period, as represented by the Russell 2000 and Top 200 Indexes. The spread between value and growth stocks continued to widen during the six month period, with growth stocks far outpacing value stocks.

International equities also experienced strong returns during the 2nd quarter, yet trailed U.S. equites by a wide margin over the six month period. The MSCI EAFE Index of foreign developed-market stocks lost -11.3% over the 6 month period. Emerging markets equities, as represented by the MSCI EM Index, lost -9.8% over the 6- month period. Year-to-date, the U.S. dollar has been strong relative to the international baskets which has lowered the international return by 0.8% and Emerging Markets by 4.3% respectively.

Investors followed the Fed into credit bonds during the 2nd quarter while at the same time reallocated away from the safer but lower yielding Treasury bonds that they fled to during the 1st quarter of 2020. U.S. credit bonds produced strong returns during the 2nd quarter bringing them back to a positive return for the year-to-date period as represented by the Bloomberg Barclays US Credit Index. The Bloomberg Barclays U.S. Corporate High Yield Index gained 10.2% during the 2nd quarter after falling 12.7% in the 1st quarter and ending the 6 month period with a loss of 3.8%. The yield on the 10-year Treasury was at 0.66% at the end of June, which is almost unchanged during the 6 month period ending June 30, 2020. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.1% over the 6 month period. Mortgage backed securities came under pressure as historically low rates drove more refinance activity, or prepayments. Outside the U.S., both local-and hard-currency emerging-markets bonds, as represented by the JPM GBI-EM Global Diversified and JPM EMBI Plus Indexes produced strong returns during the 2nd quarter yet still reflected a loss of -6.9% and -0.4% respectively during the six month period ending June 30, 2020.

Portfolio Positioning

The Morningstar ETF Allocation Series portfolios (“Series”) were reallocated at the end of March. At that reallocation, we decreased our U.S. equity underweight to take advantage of where we believe there were more favorable equity valuations and participate in the broader recovery from the 1st quarter selloff. Additionally, we continued our incremental increase in the equity level across the Series that started in the later part of 2019. At the end of the 2nd quarter, all portfolios in the Series were at their long-term neutral equity targets. Our expectation is as equity prices recover, the portfolios should be aligned to benefit from higher equity levels.

The portfolios in the Series posted strong absolute performance in the 2nd quarter, yet on average, still reflect negative absolute and relative returns for the six month period ending June 30, 2020. We believe the strong performance helped offset a large portion of the market drawdown that took place in the 1st quarter. The portfolio’s U.S. growth exposure and credit contributed the most to relative performance during the 2nd quarter while their underweight detracted during the six month period. The portfolio’s exposure to cyclicals and international equity continued to underperform the broader U.S. equity markets during the six month period. We believe global growth stocks, collectively, continue to appear overvalued while cyclicals look much more attractive on the same metric. Additionally, we continue to see much more opportunity within international markets when looking at valuation metrics as of June 30, 2020.

3 | June 30, 2020

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2020 (Unaudited)

As the recovery phase of the crisis continues, we are opportunistically rebalancing the portfolios back to their target weights. We believe that actively rebalancing the portfolios through periods of high market volatility may provide a long-term benefit to performance.

Morningstar Investment Management LLC

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, Morningstar Investment Management LLC has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Morningstar Investment Management LLC (“Morningstar Investment Management”) is a registered investment adviser and subsidiary of Morningstar, Inc. Morningstar Investment Management acts as a sub-adviser to ALPS Advisors, Inc. (“ALPS”) by providing recommendations to ALPS regarding asset allocation targets and selection of securities appropriate for the Morningstar ETF Allocation Series. Morningstar Investment Management selects securities for Morningstar ETF Allocation Series from the universe of investments made available through ALPS.

Morningstar Investment Management LLC is not acting in the capacity of advisor to individual clients. Asset Allocation target allocations are subject to change without notice. Morningstar Investment Management establishes the allocations using its proprietary asset classifications. If alternative classification methods are used, the allocations may not meet the asset allocation targets. Morningstar Investment Management LLC is not affiliated with ALPS Advisors, Inc.

4 | June 30, 2020

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2020 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 6 and 7 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

 5 | June 30, 2020

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2020 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2020

					Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/20†
Portfolio	6 Months^^	1 Year	5 Year	10 Year	(4/30/07)	Gross	Net
Conservative - Class I	0.81%	3.81%	3.57%	3.87%	3.54%	0.71%	0.62%
Conservative - Class II	0.63%	3.48%	3.29%	3.60%	3.26%	0.96%	0.87%
New Conservative Blended Benchmark (20% Equity)*(a)	2.25%	5.80%	4.81%	5.03%	4.59%
Conservative Blended Benchmark (20% Equity)**(f)	2.26%	5.82%	4.84%	5.05%	4.61%
Blended Benchmark^(k)	4.17%	8.37%	5.53%	5.73%	5.18%
Income & Growth - Class I	-1.52%	2.75%	4.15%	5.22%	3.85%	0.66%	0.63%
Income & Growth - Class II	-1.62%	2.52%	3.89%	4.96%	3.60%	0.91%	0.88%
New Income & Growth Blended Benchmark (40% Equity)*(b)	0.50%	5.54%	5.75%	6.74%	5.20%
Income & Growth Blended Benchmark (40% Equity )**(g)	0.52%	5.57%	5.81%	6.78%	5.25%
Blended Benchmark^(l)	2.57%	8.46%	6.97%	7.87%	6.05%
Balanced - Class I	-4.29%	0.95%	4.54%	6.56%	4.19%	0.63%	0.63%
Balanced - Class II	-4.42%	0.75%	4.30%	6.28%	3.93%	0.88%	0.88%
New Balanced Blended Benchmark (60% Equity)*(c)	-1.45%	4.98%	6.53%	8.31%	5.64%
Balanced Blended Benchmark (60% Equity)**(h)	-1.43%	5.02%	6.62%	8.38%	5.72%
Blended Benchmark^(m)	0.88%	8.43%	8.35%	10.01%	6.87%
Growth - Class I	-7.10%	-0.75%	4.91%	7.58%	4.21%	0.64%	0.64%
Growth - Class II	-7.24%	-1.03%	4.64%	7.31%	3.94%	0.89%	0.89%
New Growth Blended Benchmark (80% Equity)*(d)	-3.63%	4.06%	7.14%	9.72%	5.86%
Growth Blended Benchmark (80% Equity)**(i)	-3.60%	4.12%	7.26%	9.81%	5.97%
Blended Benchmark^(n)	-0.99%	8.14%	9.62%	12.06%	7.54%
Aggressive Growth - Class I	-9.96%	-3.07%	4.95%	7.96%	3.96%	0.68%	0.66%
Aggressive Growth - Class II	-10.14%	-3.26%	4.69%	7.69%	3.70%	0.93%	0.91%
New Aggressive Growth Blended Benchmark (95% Equity)*(e)	-5.26%	3.37%	7.58%	10.80%	6.00%
Aggressive Growth Blended Benchmark (95% Equity)**(j)	-5.23%	3.43%	7.72%	10.90%	6.12%
Blended Benchmark^(o)	-2.55%	7.68%	10.46%	13.51%	7.92%

Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	Effective December 18, 2019, the Morningstar Global Markets Index replaced the MSCI All Country World Index as a component of the Funds’ primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Funds’ investment strategies and investment restrictions. (a) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD/ 6% Morningstar Global Markets ex-US NR Index USD / 58% Bloomberg Barclays U.S. Universal TR USD/ 12% Citi WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index; (b) The Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD/ 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg Barclays U.S. Universal TR USD/ 9% Citi WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index; (c) The Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD/ 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg Barclays U.S. Universal TR USD/ 6% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (d) The Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD/ 24% Morningstar Global Markets ex-US NR Index USD/ 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (e) The Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD/ 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg Barclays U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index.

**	(f) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD/ 6% MSCI ACWI Ex USA IMI NR USD/ 58% Bloomberg Barclays U.S. Universal TR USD/ 12% Citi WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index; (g) The Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD/ 12% MSCI ACWI Ex USA IMI NR USD/ 46% Bloomberg Barclays U.S. Universal TR USD/ 9% Citi WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index; (h) The Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD/ 18% MSCI ACWI Ex USA IMI NR USD/ 32% Bloomberg Barclays U.S. Universal TR USD/ 6% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (i) The Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD/ 24% MSCI ACWI Ex USA IMI NR USD/ 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (j) The Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD/ 28% MSCI ACWI Ex USA IMI NR USD/ 3% Bloomberg Barclays U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index.

 6 | June 30, 2020

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2020 (Unaudited)

^	Blended Benchmark: (k) Blended benchmark of 20% S&P 500® Index/73% Bloomberg Barclays U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index for the Conservative Portfolio; (l) 40% S&P 500® Index/55% Bloomberg Barclays U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index for the Income & Growth Portfolio; (m) 60% S&P 500® Index/38% Bloomberg Barclays U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index for the Balanced Portfolio; (n) 80% S&P 500® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (o) 90% S&P 500® Index/10% Bloomberg Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

^^	Total return for a period of less than one year is not annualized.

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2020. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2021. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser. Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). Morningstar starts the investment process by scouring the globe for opportunities. Instead of tracking closely to an index-defined universe, Morningstar looks broadly, investigating asset classes, sub-asset classes, sectors, and securities in markets around the world. Morningstar applies a valuation analysis supported by in-depth fundamental research to find opportunities that are believed to be attractively priced. Morningstar prefers to invest in ideas that go against the market consensus because the only way to outperform is to be different from what the market has already included in the stock price. Morningstar also looks closely at each asset class’ risk, which can be complex, multifaceted, and vary over time. Morningstar believes that one of the best ways to control for risk is to buy fundamentally strong assets that appear to be underpriced. In-depth valuation analysis and contrarian indicators are the key ways Morningstar generates investment ideas. As valuation-driven investors, Morningstar primarily focuses on price changes relative to fair value through time. Given that markets are dynamic, Morningstar reassesses the portfolio given the changes in investment ideas, aggregate risks, and portfolio exposures. This iterative process reconsiders the opportunity set, with a constant eye on fundamental diversification and portfolio allocations.

MORNINGSTAR ETF ASSET ALLOCATION SERIES STRATEGIC ALLOCATION SUMMARY*

*	As of June 30, 2020.

The table below shows there were changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the period ended June 30, 2020. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2020.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/2020	12/31/2019	6/30/2020	12/31/2019	6/30/2020	12/31/2019	6/30/2020	12/31/2019	6/30/2020	12/31/2019
U.S. Equity	11.5%	12.0%	22.5%	24.5%	34.5%	36.0%	45.5%	48.0%	55.0%	58.0%
Non-U.S. Equity	8.5%	8.0%	17.5%	15.5%	25.5%	24.0%	34.5%	32.0%	40.0%	37.0%
U.S. Bonds	72.0%	70.5%	53.5%	54.0%	34.5%	35.0%	19.0%	20.0%	5.0%	5.0%
Non-U.S. Bonds	6.0%	7.5%	4.5%	4.0%	3.5%	3.0%	1.0%	0.0%	0.0%	0.0%
Cash Equivalents	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

 7 | June 30, 2020

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2020 (Unaudited)

Conservative – Asset Class Allocation#

(as a percentage of net assets)

Balanced – Asset Class Allocation#

(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#

(as a percentage of net assets)

Income & Growth – Asset Class Allocation#

(as a percentage of net assets)

Growth – Asset Class Allocation#

(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio as of June 30, 2020 and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2020. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

 8 | June 30, 2020

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.18%
iShares - 8.45%
iShares® Broad USD High Yield Corporate Bond ETF	17,665	$675,156
iShares® Core S&P 500® ETF	3,367	1,042,726
iShares® JP Morgan USD Emerging Markets Bond ETF	7,934	866,551
iShares® MSCI United Kingdom ETF	12,879	331,763

Total iShares		2,916,196

Other - 90.73%
JPMorgan BetaBuilders Japan ETF	14,614	335,099
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3,405	346,254
Schwab Fundamental Emerging Markets Large Company Index ETF	14,207	332,586
Schwab Fundamental International Large Company Index ETF	21,447	509,152
Schwab US TIPS ETF	23,282	1,397,386
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	38,759	1,191,452
Vanguard® Energy ETF	6,765	340,279
Vanguard® FTSE Developed Markets ETF	26,401	1,024,095
Vanguard® FTSE Emerging Markets ETF	8,632	341,914
Vanguard® Health Care ETF	1,760	339,064
Vanguard® Intermediate-Term Government Bond ETF	24,533	1,731,294
Vanguard® Mortgage-Backed Securities ETF	53,790	2,924,562
Vanguard® Short-Term Bond ETF	77,147	6,412,459
Vanguard® Short-Term Corporate Bond ETF	18,871	1,559,877
Vanguard® Short-Term Inflation-Protected Securities ETF	20,721	1,039,573
Vanguard® Total Bond Market ETF	104,626	9,242,661
Vanguard® Total Stock Market ETF	11,150	1,745,309
Vanguard® Value ETF	5,144	512,291

Total Other		31,325,307

Total Exchange Traded Funds
(Cost $32,576,119)		34,241,503
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.95%
State Street Institutional Treasury Plus Money Market Fund	0.140%	329,603	$329,603

Total Short-Term Investments
(Cost $329,603)			329,603

Total Investments - 100.13%
(Total cost $32,905,722)			34,571,106

Liabilities in Excess of Other Assets - (0.13)%			(45,837)

Net Assets - 100.00%			$34,525,269

See Notes to Financial Statements.

 9 | June 30, 2020

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.14%
iShares - 14.13%
iShares® Broad USD High Yield Corporate Bond ETF	26,362	$1,007,556
iShares® Core S&P 500® ETF	10,389	3,217,369
iShares® Core S&P® Mid-Cap ETF	14,203	2,525,577
iShares® JP Morgan USD Emerging Markets Bond ETF	12,915	1,410,576
iShares® MSCI United Kingdom ETF	53,413	1,375,919

Total iShares		9,536,997

Other - 85.01%
JPMorgan BetaBuilders Japan ETF	45,255	1,037,697
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,369	647,664
Schwab Fundamental Emerging Markets Large Company Index ETF	59,948	1,403,383
Schwab Fundamental International Large Company Index ETF	119,248	2,830,947
Schwab US TIPS ETF	37,739	2,265,095
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	55,645	1,710,527
Vanguard® Consumer Staples ETF	4,499	672,915
Vanguard® Energy ETF	27,848	1,400,754
Vanguard® FTSE Developed Markets ETF	82,862	3,214,217
Vanguard® FTSE Emerging Markets ETF	46,229	1,831,131
Vanguard® Health Care ETF	5,652	1,088,858
Vanguard® Intermediate-Term Government Bond ETF	44,552	3,144,035
Vanguard® Mortgage-Backed Securities ETF	69,566	3,782,303
Vanguard® Short-Term Bond ETF	73,782	6,132,760
Vanguard® Short-Term Corporate Bond ETF	15,983	1,321,155
Vanguard® Short-Term Inflation-Protected Securities ETF	19,330	969,786
Vanguard® Total Bond Market ETF	183,726	16,230,355
Vanguard® Total Stock Market ETF	31,152	4,876,223
Vanguard® Value ETF	20,600	2,051,554
Security Description	Shares	Value
Other (continued)
Xtrackers MSCI EAFE Hedged Equity ETF	23,527	$710,986

Total Other		57,322,345

Total Exchange Traded Funds
(Cost $64,659,696)		66,859,342

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.94%
State Street Institutional Treasury Plus Money Market Fund	0.140%	634,590	$634,590

Total Short-Term Investments
(Cost $634,590)			634,590

Total Investments - 100.08%
(Total cost $65,294,286)			67,493,932

Liabilities in Excess of Other Assets - (0.08)%			(54,410)

Net Assets - 100.00%			$67,439,522

See Notes to Financial Statements.

 10 | June 30, 2020

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.09%
iShares - 21.21%
iShares® Broad USD High Yield Corporate Bond ETF	39,553	$1,511,716
iShares® Core S&P 500® ETF	47,210	14,620,465
iShares® Core S&P® Mid-Cap ETF	55,773	9,917,555
iShares® JP Morgan USD Emerging Markets Bond ETF	21,801	2,381,105
iShares® MSCI United Kingdom ETF	180,279	4,643,987

Total iShares		33,074,828

Other - 77.88%
JPMorgan BetaBuilders Japan ETF	135,930	3,116,875
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	14,336	1,457,828
Schwab Fundamental Emerging Markets Large Company Index ETF	140,232	3,282,831
Schwab Fundamental International Large Company Index ETF	339,924	8,069,796
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	100,205	3,080,302
Vanguard® Consumer Staples ETF	10,301	1,540,721
Vanguard® Energy ETF	112,363	5,651,859
Vanguard® FTSE Developed Markets ETF	275,060	10,669,577
Vanguard® FTSE Emerging Markets ETF	192,114	7,609,636
Vanguard® Health Care ETF	17,113	3,296,819
Vanguard® Intermediate-Term Government Bond ETF	60,178	4,246,761
Vanguard® Mortgage-Backed Securities ETF	77,809	4,230,475
Vanguard® Short-Term Bond ETF	68,988	5,734,283
Vanguard® Short-Term Corporate Bond ETF	26,979	2,230,084
Vanguard® Short-Term Inflation-Protected Securities ETF	43,519	2,183,348
Vanguard® Total Bond Market ETF	341,027	30,126,325
Vanguard® Total Stock Market ETF	93,100	14,572,943
Vanguard® Value ETF	47,429	4,723,454
Vanguard® Small-Cap Value ETF	16,093	1,720,664
Xtrackers MSCI EAFE Hedged Equity ETF	132,274	3,997,320

Total Other		121,541,901

Total Exchange Traded Funds
(Cost $149,270,517)		154,616,729
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.96%
State Street Institutional Treasury Plus Money Market Fund	0.140%	1,504,845	$1,504,845

Total Short-Term Investments
(Cost $1,504,845)			1,504,845

Total Investments - 100.05%
(Total cost $150,775,362)			156,121,574

Liabilities in Excess of Other Assets - (0.05)%			(80,451)

Net Assets - 100.00%			$156,041,123

See Notes to Financial Statements.

 11 | June 30, 2020

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.99%
iShares - 22.93%
iShares® Core S&P 500® ETF	74,784	$23,159,857
iShares® Core S&P® Mid-Cap ETF	89,635	15,938,896
iShares® MSCI United Kingdom ETF	300,900	7,751,184

Total iShares		46,849,937

Other - 77.06%
JPMorgan BetaBuilders Japan ETF	260,943	5,983,423
Schwab Fundamental Emerging Markets Large Company Index ETF	176,160	4,123,905
Schwab Fundamental International Large Company Index ETF	510,382	12,116,469
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	62,707	1,927,613
Vanguard® Consumer Staples ETF	19,351	2,894,329
Vanguard® Energy ETF	182,486	9,179,046
Vanguard® FTSE Developed Markets ETF	456,836	17,720,668
Vanguard® FTSE Emerging Markets ETF	421,770	16,706,310
Vanguard® Health Care ETF	26,784	5,159,938
Vanguard® Intermediate-Term Government Bond ETF	64,883	4,578,793
Vanguard® Short-Term Bond ETF	43,292	3,598,431
Vanguard® Small-Cap ETF	15,451	2,251,520
Vanguard® Total Bond Market ETF	327,338	28,917,039
Vanguard® Total Stock Market ETF	154,904	24,247,123
Vanguard® Value ETF	99,076	9,866,979
Vanguard® Small-Cap Value ETF	20,095	2,148,557
Xtrackers MSCI EAFE Hedged Equity ETF	198,847	6,009,156

Total Other		157,429,299

Total Exchange Traded Funds
(Cost $198,559,707)		204,279,236
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.33%
State Street Institutional Treasury Plus Money Market Fund	0.140%	672,498	$672,498

Total Short-Term Investments
(Cost $672,498)			672,498

Total Investments - 100.32%
(Total cost $199,232,205)			204,951,734

Liabilities in Excess of Other Assets - (0.32)%			(649,699)

Net Assets - 100.00%			$204,302,035

See Notes to Financial Statements.

 12 | June 30, 2020

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.89%
iShares - 27.78%
iShares® Core S&P 500® ETF	41,686	$12,909,737
iShares® Core S&P® Mid-Cap ETF	53,604	9,531,863
iShares® MSCI South Korea ETF	39,037	2,230,184
iShares® MSCI United Kingdom ETF	203,889	5,252,181

Total iShares		29,923,965

Other - 72.11%
JPMorgan BetaBuilders Japan ETF	134,255	3,078,467
Schwab Fundamental Emerging Markets Large Company Index ETF	177,996	4,166,886
Schwab Fundamental International Large Company Index ETF	289,160	6,864,658
Vanguard® Consumer Staples ETF	13,536	2,024,580
Vanguard® Energy ETF	125,009	6,287,953
Vanguard® FTSE Developed Markets ETF	247,598	9,604,327
Vanguard® FTSE Emerging Markets ETF	189,972	7,524,791
Vanguard® Health Care ETF	16,229	3,126,517
Vanguard® Small-Cap ETF	15,608	2,274,398
Vanguard® Total Bond Market ETF	59,652	5,269,658
Vanguard® Total Stock Market ETF	97,949	15,331,957
Vanguard® Value ETF	69,009	6,872,606
Vanguard® Small-Cap Value ETF	15,233	1,628,712
Xtrackers MSCI EAFE Hedged Equity ETF	120,151	3,630,963

Total Other		77,686,473

Total Exchange Traded Funds
(Cost $107,992,922)		107,610,438
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.23%
State Street Institutional Treasury Plus Money Market Fund	0.140%	245,886	$245,886

Total Short-Term Investments
(Cost $245,886)			245,886

Total Investments - 100.12%
(Total cost $108,238,808)			107,856,324

Liabilities in Excess of Other Assets - (0.12)%			(134,516)

Net Assets - 100.00%			$107,721,808

See Notes to Financial Statements.

 13 | June 30, 2020

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2020 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$34,571,106	$67,493,932	$156,121,574	$204,951,734	$107,856,324
Receivable for shares sold	2,476	8,314	15,444	36,742	153,502
Dividends receivable	37	8,814	49,326	73,942	43,938
Other assets	1,783	3,339	7,530	9,474	4,849
Total Assets	34,575,402	67,514,399	156,193,874	205,071,892	108,058,613

LIABILITIES:

Payable for investments purchased	–	–	–	555,792	241,814
Payable for shares redeemed	15,464	14,984	36,145	71,629	17,313
Payable to advisor	10,001	23,297	57,867	75,272	38,108
Payable for distribution and service fees	6,182	12,716	27,029	24,668	9,595
Payable for audit fees	10,929	10,934	10,945	10,950	10,936
Accrued expenses and other liabilities	7,557	12,946	20,765	31,546	19,039
Total Liabilities	50,133	74,877	152,751	769,857	336,805
Net Assets	$34,525,269	$67,439,522	$156,041,123	$204,302,035	$107,721,808

NET ASSETS CONSIST OF:

Paid-in capital	$32,283,631	$61,758,733	$140,019,893	$181,844,397	$100,081,282
Total distributable earnings	2,241,638	5,680,789	16,021,230	22,457,638	7,640,526
Net Assets	$34,525,269	$67,439,522	$156,041,123	$204,302,035	$107,721,808

Investments, at Cost	$32,905,722	$65,294,286	$150,775,362	$199,232,205	$108,238,808

PRICING OF SHARES:

Class I:
Net Assets	$4,302,759	$5,631,631	$25,624,324	$85,286,918	$61,081,583
Shares of beneficial interest outstanding	381,856	577,495	2,550,124	8,259,540	5,492,433
Net assets value, offering and redemption price per share	$11.27	$9.75	$10.05	$10.33	$11.12

Class II:
Net Assets	$30,222,510	$61,807,891	$130,416,799	$119,015,117	$46,640,225
Shares of beneficial interest outstanding	2,697,247	5,989,639	12,837,053	11,760,197	4,243,034
Net assets value, offering and redemption price per share	$11.20	$10.32	$10.16	$10.12	$10.99

See Notes to Financial Statements.

 14 | June 30, 2020

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2020 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$344,784	$674,255	$1,610,610	$2,009,696	$1,026,447
Total Investment Income	344,784	674,255	1,610,610	2,009,696	1,026,447

EXPENSES:
Investment advisor fee	76,937	150,738	351,626	454,487	234,619
12b-1 fees:
Class II	37,545	76,846	163,656	148,876	56,977
Custodian fees	2,923	3,025	4,957	11,397	5,494
Administration fees	4,023	4,023	4,023	4,023	4,023
Legal fees	1,417	3,060	7,402	9,661	4,922
Audit fees	8,890	8,894	8,906	8,910	8,897
Trustees' fees and expenses	4,221	8,869	21,070	27,513	14,109
Report to shareholder fees	1,625	2,787	6,243	10,221	6,922
Other expenses	5,098	7,002	11,551	13,673	8,435
Total expenses before waiver/reimbursements	142,679	265,244	579,434	688,761	344,398
Less fees waived/reimbursed by investment advisor
Class I	(1,749)	(899)	(298)	(2,046)	(6,352)
Class II	(12,582)	(9,992)	(1,623)	(3,006)	(4,956)
Total Net Expenses	128,348	254,353	577,513	683,709	333,090
Net Investment Income	216,436	419,902	1,033,097	1,325,987	693,357

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(201,803)	1,198,560	4,634,917	5,499,499	2,936,763
Net change in unrealized appreciation/(depreciation) on investments	286,577	(2,956,078)	(13,822,853)	(23,351,036)	(15,219,151)
Net Realized and Unrealized Gain/(Loss) on Investments	84,774	(1,757,518)	(9,187,936)	(17,851,537)	(12,282,388)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$301,210	$(1,337,616)	$(8,154,839)	$(16,525,550)	$(11,589,031)

See Notes to Financial Statements.

 15 | June 30, 2020

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:

Net investment income	$216,436	$653,969
Net realized gain/(loss)	(201,803)	193,873
Net change in unrealized appreciation	286,577	2,229,172
Net increase in net assets resulting from operations	301,210	3,077,014

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(128,761)
Class II	–	(824,934)
Total distributions	–	(953,695)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	242,781	618,913
Issued to shareholders in reinvestment of distributions	–	128,761
Cost of shares redeemed	(339,336)	(527,321)
Net increase/(decrease) from share transactions	(96,555)	220,353
Class II
Proceeds from sale of shares	8,176,337	6,883,778
Issued to shareholders in reinvestment of distributions	–	824,934
Cost of shares redeemed	(8,563,559)	(8,771,085)
Net decrease from share transactions	(387,222)	(1,062,373)

Net increase/(decrease) in net assets	(182,567)	1,281,299

NET ASSETS:

Beginning of period	34,707,836	33,426,537
End of period	$34,525,269	$34,707,836

OTHER INFORMATION - SHARES:

Class I
Sold	22,072	55,885
Reinvested	–	11,621
Redeemed	(30,459)	(47,909)
Net increase/(decrease) in shares outstanding	(8,387)	19,597

Class II
Sold	758,403	625,614
Reinvested	–	74,790
Redeemed	(787,891)	(799,370)
Net decrease in shares outstanding	(29,488)	(98,966)

See Notes to Financial Statements.

 16 | June 30, 2020

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:

Net investment income	$419,902	$1,412,666
Net realized gain	1,198,560	825,407
Net change in unrealized appreciation/(depreciation)	(2,956,078)	6,545,751
Net increase/(decrease) in net assets resulting from operations	(1,337,616)	8,783,824

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(266,690)
Class II	–	(2,840,464)
Total distributions	–	(3,107,154)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	439,343	722,318
Issued to shareholders in reinvestment of distributions	–	266,690
Cost of shares redeemed	(363,014)	(886,207)
Net increase from share transactions	76,329	102,801
Class II
Proceeds from sale of shares	2,805,681	7,490,992
Issued to shareholders in reinvestment of distributions	–	2,840,464
Cost of shares redeemed	(6,083,504)	(14,220,652)
Net decrease from share transactions	(3,277,823)	(3,889,196)

Net increase/(decrease) in net assets	(4,539,110)	1,890,275

NET ASSETS:

Beginning of period	71,978,632	70,088,357
End of period	$67,439,522	$71,978,632

OTHER INFORMATION - SHARES:

Class I
Sold	45,690	73,463
Reinvested	–	27,325
Redeemed	(37,765)	(89,126)
Net increase in shares outstanding	7,925	11,662

Class II
Sold	281,007	723,555
Reinvested	–	274,706
Redeemed	(615,022)	(1,367,296)
Net decrease in shares outstanding	(334,015)	(369,035)

See Notes to Financial Statements.

 17 | June 30, 2020

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:

Net investment income	$1,033,097	$3,431,563
Net realized gain	4,634,917	2,194,950
Net change in unrealized appreciation/(depreciation)	(13,822,853)	20,213,224
Net increase/(decrease) in net assets resulting from operations	(8,154,839)	25,839,737

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(1,154,134)
Class II	–	(5,612,030)
Total distributions	–	(6,766,164)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,297,966	2,816,912
Issued to shareholders in reinvestment of distributions	–	1,154,134
Cost of shares redeemed	(2,134,584)	(4,081,377)
Net decrease from share transactions	(836,618)	(110,331)
Class II
Proceeds from sale of shares	5,870,609	9,074,261
Issued to shareholders in reinvestment of distributions	–	5,612,030
Cost of shares redeemed	(12,568,201)	(28,651,317)
Net decrease from share transactions	(6,697,592)	(13,965,026)

Net increase/(decrease) in net assets	(15,689,049)	4,998,216

NET ASSETS:

Beginning of period	171,730,172	166,731,956
End of period	$156,041,123	$171,730,172

OTHER INFORMATION - SHARES:

Class I
Sold	132,083	273,581
Reinvested	–	112,052
Redeemed	(221,334)	(397,531)
Net decrease in shares outstanding	(89,251)	(11,898)

Class II
Sold	585,864	879,001
Reinvested	–	538,066
Redeemed	(1,291,320)	(2,761,525)
Net decrease in shares outstanding	(705,456)	(1,344,458)

See Notes to Financial Statements.

 18 | June 30, 2020

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:

Net investment income	$1,325,987	$4,518,312
Net realized gain	5,499,499	6,465,966
Net change in unrealized appreciation/(depreciation)	(23,351,036)	28,311,970
Net increase/(decrease) in net assets resulting from operations	(16,525,550)	39,296,248

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(5,618,555)
Class II	–	(8,275,596)
Total distributions	–	(13,894,151)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,788,566	8,006,710
Issued to shareholders in reinvestment of distributions	–	5,618,555
Cost of shares redeemed	(3,175,101)	(12,127,486)
Net increase from share transactions	613,465	1,497,779
Class II
Proceeds from sale of shares	6,683,414	16,997,518
Issued to shareholders in reinvestment of distributions	–	8,275,596
Cost of shares redeemed	(13,644,074)	(27,088,283)
Net decrease from share transactions	(6,960,660)	(1,815,169)

Net increase/(decrease) in net assets	(22,872,745)	25,084,707

NET ASSETS:

Beginning of period	227,174,780	202,090,073
End of period	$204,302,035	$227,174,780

OTHER INFORMATION - SHARES:

Class I
Sold	375,558	731,124
Reinvested	–	517,839
Redeemed	(320,251)	(1,100,730)
Net increase in shares outstanding	55,307	148,233

Class II
Sold	685,541	1,581,320
Reinvested	–	777,051
Redeemed	(1,381,334)	(2,514,222)
Net decrease in shares outstanding	(695,793)	(155,851)

See Notes to Financial Statements.

 19 | June 30, 2020

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:

Net investment income	$693,357	$2,257,842
Net realized gain	2,936,763	2,304,905
Net change in unrealized appreciation/(depreciation)	(15,219,151)	16,299,941
Net increase/(decrease) in net assets resulting from operations	(11,589,031)	20,862,688

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(3,210,551)
Class II	–	(2,498,762)
Total distributions	–	(5,709,313)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,288,431	9,176,369
Issued to shareholders in reinvestment of distributions	–	3,210,551
Cost of shares redeemed	(1,694,193)	(4,786,948)
Net increase from share transactions	2,594,238	7,599,972
Class II
Proceeds from sale of shares	4,792,787	9,795,791
Issued to shareholders in reinvestment of distributions	–	2,498,762
Cost of shares redeemed	(4,842,602)	(10,984,412)
Net increase/(decrease) from share transactions	(49,815)	1,310,141

Net increase/(decrease) in net assets	(9,044,608)	24,063,488

NET ASSETS:

Beginning of period	116,766,416	92,702,928
End of period	$107,721,808	$116,766,416

OTHER INFORMATION - SHARES:

Class I
Sold	393,054	771,486
Reinvested	–	267,323
Redeemed	(153,160)	(401,041)
Net increase in shares outstanding	239,894	637,768

Class II
Sold	443,993	829,441
Reinvested	–	210,157
Redeemed	(443,471)	(942,216)
Net increase in shares outstanding	522	97,382

See Notes to Financial Statements.

 20 | June 30, 2020

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.18		$10.50	$11.16	$10.75	$10.72	$11.27
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.24	0.25	0.25	0.22	0.18
Net realized and unrealized gain/(loss) on investments	0.01		0.78	(0.48)	0.44	0.30	(0.29)
Total income/(loss) from investment operations	0.09		1.02	(0.23)	0.69	0.52	(0.11)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.27)	(0.23)	(0.20)	(0.16)
From net realized gain	–		(0.09)	(0.16)	(0.05)	(0.29)	(0.28)
Total distributions	–		(0.34)	(0.43)	(0.28)	(0.49)	(0.44)
Net increase/(decrease) in net asset value	0.09		0.68	(0.66)	0.41	0.03	(0.55)
Net asset value - end of year	$11.27		$11.18	$10.50	$11.16	$10.75	$10.72

Total Return*	0.81	%(3)	9.75%	(2.09)%	6.45%	4.88%	(0.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,303		$4,362	$3,891	$3,888	$3,714	$3,296
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.61	%(4)	0.62%	0.59%	0.57%	0.58%	0.57%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.47	%(4)	2.17%	2.24%	2.27%	1.97%	1.59%
Portfolio turnover rate	33	%(3)	17%	47%	35%	55%	37%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 21 | June 30, 2020

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.13		$10.45	$11.11	$10.70	$10.67	$11.22
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.21	0.22	0.22	0.18	0.15
Net realized and unrealized gain/(loss) on investments	0.00	(3)	0.78	(0.48)	0.44	0.31	(0.28)
Total income/(loss) from investment operations	0.07		0.99	(0.26)	0.66	0.49	(0.13)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.24)	(0.20)	(0.17)	(0.14)
From net realized gain	–		(0.09)	(0.16)	(0.05)	(0.29)	(0.28)
Total distributions	–		(0.31)	(0.40)	(0.25)	(0.46)	(0.42)
Net increase/(decrease) in net asset value	0.07		0.68	(0.66)	0.41	0.03	(0.55)
Net asset value - end of year	$11.20		$11.13	$10.45	$11.11	$10.70	$10.67

Total Return*	0.63	%(4)	9.53%	(2.37)%	6.20%	4.61%	(1.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$30,223		$30,346	$29,536	$31,368	$31,705	$35,325
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.86	%(5)	0.87%	0.84%	0.82%	0.83%	0.82%
Net expenses after waiver/reimbursements	0.78	%(5)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.24	%(5)	1.90%	1.98%	2.00%	1.66%	1.33%
Portfolio turnover rate	33	%(4)	17%	47%	35%	55%	37%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Less than $0.005 per share.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

 22 | June 30, 2020

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.90		$9.19	$10.26	$10.00	$10.12	$10.93
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.22	0.22	0.23	0.20	0.18
Net realized and unrealized gain/(loss) on investments	(0.22)		0.99	(0.63)	0.78	0.49	(0.35)
Total income/(loss) from investment operations	(0.15)		1.21	(0.41)	1.01	0.69	(0.17)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.25)	(0.23)	(0.23)	(0.21)
From net realized gain	–		(0.25)	(0.41)	(0.52)	(0.58)	(0.43)
Total distributions	–		(0.50)	(0.66)	(0.75)	(0.81)	(0.64)
Net increase/(decrease) in net asset value	(0.15)		0.71	(1.07)	0.26	(0.12)	(0.81)
Net asset value - end of year	$9.75		$9.90	$9.19	$10.26	$10.00	$10.12

Total Return*	(1.52	)%(3)	13.19%	(3.99)%	10.12%	6.73%	(1.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,632		$5,640	$5,126	$5,385	$4,712	$4,417
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.56	%(4)	0.56%	0.54%	0.54%	0.54%	0.52%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.52%
Net investment income after waiver/reimbursements	1.50	%(4)	2.19%	2.18%	2.16%	1.92%	1.63%
Portfolio turnover rate	29	%(3)	10%	35%	34%	40%	24%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 23 | June 30, 2020

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.49		$9.71	$10.80	$10.48	$10.57	$11.37
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.20	0.20	0.21	0.18	0.15
Net realized and unrealized gain/(loss) on investments	(0.23)		1.05	(0.66)	0.83	0.50	(0.35)
Total income/(loss) from investment operations	(0.17)		1.25	(0.46)	1.04	0.68	(0.20)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.22)	(0.20)	(0.19)	(0.17)
From net realized gain	–		(0.25)	(0.41)	(0.52)	(0.58)	(0.43)
Total distributions	–		(0.47)	(0.63)	(0.72)	(0.77)	(0.60)
Net increase/(decrease) in net asset value	(0.17)		0.78	(1.09)	0.32	(0.09)	(0.80)
Net asset value - end of year	$10.32		$10.49	$9.71	$10.80	$10.48	$10.57

Total Return*	(1.62	)%(3)	12.90%	(4.25)%	9.94%	6.37%	(1.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$61,808		$66,339	$64,962	$75,371	$77,704	$88,257
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.81	%(4)	0.81%	0.79%	0.79%	0.79%	0.77%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.23	%(4)	1.93%	1.90%	1.88%	1.63%	1.33%
Portfolio turnover rate	29	%(3)	10%	35%	34%	40%	24%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 24 | June 30, 2020

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.50		$9.41	$11.29	$10.78	$10.64	$11.37
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.23	0.23	0.24	0.21	0.19
Net realized and unrealized gain/(loss) on investments	(0.53)		1.32	(0.89)	1.22	0.72	(0.42)
Total income/(loss) from investment operations	(0.45)		1.55	(0.66)	1.46	0.93	(0.23)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.25)	(0.22)	(0.23)	(0.19)
From net realized gain	–		(0.21)	(0.97)	(0.73)	(0.56)	(0.31)
Total distributions	–		(0.46)	(1.22)	(0.95)	(0.79)	(0.50)
Net increase/(decrease) in net asset value	(0.45)		1.09	(1.88)	0.51	0.14	(0.73)
Net asset value - end of year	$10.05		$10.50	$9.41	$11.29	$10.78	$10.64

Total Return*	(4.29	)%(3)	16.57%	(6.02)%	13.65%	8.69%	(1.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$25,624		$27,725	$24,962	$26,516	$22,388	$21,502
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.53%	0.52%	0.51%	0.52%	0.51%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.52%	0.51%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.53	%(4)	2.23%	2.09%	2.06%	1.86%	1.68%
Portfolio turnover rate	32	%(3)	7%	23%	38%	34%	29%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 25 | June 30, 2020

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.63		$9.52	$11.40	$10.88	$10.72	$11.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.20	0.20	0.21	0.17	0.16
Net realized and unrealized gain/(loss) on investments	(0.53)		1.33	(0.89)	1.23	0.74	(0.42)
Total income/(loss) from investment operations	(0.47)		1.53	(0.69)	1.44	0.91	(0.26)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.21)	(0.22)	(0.19)	(0.19)	(0.16)
From net realized gain	–		(0.21)	(0.97)	(0.73)	(0.56)	(0.31)
Total distributions	–		(0.42)	(1.19)	(0.92)	(0.75)	(0.47)
Net increase/(decrease) in net asset value	(0.47)		1.11	(1.88)	0.52	0.16	(0.73)
Net asset value - end of year	$10.16		$10.63	$9.52	$11.40	$10.88	$10.72

Total Return*	(4.42	)%(3)	16.26%	(6.23)%	13.33%	8.48%	(2.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$130,417		$144,005	$141,770	$168,957	$164,720	$191,774
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(4)	0.78%	0.77%	0.76%	0.77%	0.76%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.77%	0.76%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.28	%(4)	1.96%	1.82%	1.78%	1.56%	1.40%
Portfolio turnover rate	32	%(3)	7%	23%	38%	34%	29%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 26 | June 30, 2020

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.12		$9.88	$12.15	$11.04	$10.68	$11.27
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.24	0.24	0.24	0.20	0.18
Net realized and unrealized gain/(loss) on investments	(0.86)		1.74	(1.16)	1.70	0.86	(0.44)
Total income/(loss) from investment operations	(0.79)		1.98	(0.92)	1.94	1.06	(0.26)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.23)	(0.19)	(0.20)	(0.17)
From net realized gain	–		(0.51)	(1.12)	(0.64)	(0.50)	(0.16)
Total distributions	–		(0.74)	(1.35)	(0.83)	(0.70)	(0.33)
Net increase/(decrease) in net asset value	(0.79)		1.24	(2.27)	1.11	0.36	(0.59)
Net asset value - end of year	$10.33		$11.12	$9.88	$12.15	$11.04	$10.68

Total Return*	(7.10	)%(3)	20.14%	(7.85)%	17.68%	9.88%	(2.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$85,287		$91,240	$79,625	$87,918	$73,255	$66,750
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.51%	0.52%	0.51%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.51%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.48	%(4)	2.23%	1.98%	1.96%	1.78%	1.60%
Portfolio turnover rate	33	%(3)	14%	28%	43%	37%	28%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 27 | June 30, 2020

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.91		$9.71	$11.96	$10.89	$10.53	$11.12
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.21	0.20	0.20	0.16	0.15
Net realized and unrealized gain/(loss) on investments	(0.85)		1.70	(1.13)	1.67	0.86	(0.44)
Total income/(loss) from investment operations	(0.79)		1.91	(0.93)	1.87	1.02	(0.29)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.20)	(0.16)	(0.16)	(0.14)
From net realized gain	–		(0.51)	(1.12)	(0.64)	(0.50)	(0.16)
Total distributions	–		(0.71)	(1.32)	(0.80)	(0.66)	(0.30)
Net increase/(decrease) in net asset value	(0.79)		1.20	(2.25)	1.07	0.36	(0.59)
Net asset value - end of year	$10.12		$10.91	$9.71	$11.96	$10.89	$10.53

Total Return*	(7.24	)%(3)	19.77%	(8.04)%	17.30%	9.69%	(2.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$119,015		$135,935	$122,465	$141,266	$121,708	$135,370
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(4)	0.78%	0.78%	0.76%	0.77%	0.76%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.76%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.20	%(4)	1.97%	1.71%	1.71%	1.47%	1.32%
Portfolio turnover rate	33	%(3)	14%	28%	43%	37%	28%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 28 | June 30, 2020

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.35		$10.63	$13.03	$11.65	$11.13	$11.79
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.27	0.25	0.23	0.20	0.19
Net realized and unrealized gain/(loss) on investments	(1.31)		2.10	(1.41)	2.11	1.08	(0.51)
Total income/(loss) from investment operations	(1.23)		2.37	(1.16)	2.34	1.28	(0.32)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.21)	(0.19)	(0.18)	(0.17)
From net realized gain	–		(0.43)	(1.03)	(0.77)	(0.58)	(0.17)
Total distributions	–		(0.65)	(1.24)	(0.96)	(0.76)	(0.34)
Net increase/(decrease) in net asset value	(1.23)		1.72	(2.40)	1.38	0.52	(0.66)
Net asset value - end of year	$11.12		$12.35	$10.63	$13.03	$11.65	$11.13

Total Return*	(9.96	)%(3)	22.44%	(9.17)%	20.17%	11.45%	(2.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$61,082		$64,894	$49,064	$50,783	$37,588	$29,410
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55	%(4)	0.55%	0.53%	0.54%	0.55%	0.53%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.52%
Net investment income after waiver/reimbursements	1.45	%(4)	2.30%	1.96%	1.81%	1.77%	1.56%
Portfolio turnover rate	31	%(3)	17%	32%	43%	46%	27%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 29 | June 30, 2020

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.23		$10.53	$12.91	$11.56	$11.04	$11.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.24	0.21	0.19	0.16	0.15
Net realized and unrealized gain/(loss) on investments	(1.30)		2.08	(1.38)	2.09	1.09	(0.50)
Total income/(loss) from investment operations	(1.24)		2.32	(1.17)	2.28	1.25	(0.35)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.18)	(0.16)	(0.15)	(0.14)
From net realized gain	–		(0.43)	(1.03)	(0.77)	(0.58)	(0.17)
Total distributions	–		(0.62)	(1.21)	(0.93)	(0.73)	(0.31)
Net increase/(decrease) in net asset value	(1.24)		1.70	(2.38)	1.35	0.52	(0.66)
Net asset value - end of year	$10.99		$12.23	$10.53	$12.91	$11.56	$11.04

Total Return*	(10.14	)%(3)	22.17%	(9.33)%	19.80%	11.21%	(2.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$46,640		$51,872	$43,639	$51,147	$43,465	$50,611
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80	%(4)	0.80%	0.78%	0.79%	0.80%	0.78%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.18	%(4)	2.03%	1.66%	1.52%	1.39%	1.25%
Portfolio turnover rate	31	%(3)	17%	32%	43%	46%	27%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

 30 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2020 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “AMEI Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian, the AMEI Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The AMEI Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”).

Portfolio Overview

During the six-month period from January 1, 2020, to June 30, 2020, the Portfolio’s Class III Shares delivered a net return of -31.03%. This compares to the Portfolio’s index, the AMEI Index, which decreased by 33.25% on a price-return basis and decreased by 30.44% on a total-return basis.

Constituent turnover in the underlying index was minimal in the first half of the year. Tallgrass Energy (TGE) was removed in an April special rebalancing due to its acquisition by Blackstone Infrastructure Partners and subsequent delisting. Hess Midstream (HESM) was added to the underlying index during the June quarterly rebalancing. There were no material changes to the calculation methodology during the period.

After struggling in the fourth quarter of 2019 amid tax loss selling pressure, energy infrastructure companies opened 2020 with a swift sell-off. A deluge of negative macro events began in earnest in February, culminating with WTI prices briefly trading negative in April. What began with a standoff between Organization of the Petroleum Exporting Countries and its partners that led to Saudi Arabia flooding the market with cheap oil was ultimately exacerbated by the massive demand destruction stemming from COVID-19 induced economic shutdowns. Through its March 18th low, the AMEI Index fell more than 60% before rallying nearly 80% through the end of June. WTI crude closed the first half of the year down 35.69% despite a breathtaking rally of 91.95% in the second quarter.

Fundamentals for energy infrastructure remain constructive despite the year-to-date sell-off. Leverage for the industry has fallen in recent years, and a number of companies in the portfolio continue to guide to free cash flow after distributions in 2020 and 2021. Expectations for lower US oil and natural gas production have caused midstream names to aggressively reduce growth capital budgets, perhaps accelerating free cash flow generation. Names on the lower end of the market cap spectrum have been forced to take steps to improve financial flexibility. Smaller, more leveraged gathering and processing firms have cut dividends to shore up their balance sheets.

Despite the concerns around counterparty risk stemming from depressed oil and natural gas prices, the number of bankruptcies in the exploration and production industry and their impact on midstream cash flows has been muted. Further, the distribution cuts that have been announced have come from a relatively small slice of the index as 74% of the index by weighting either maintained or grew their distributions on a quarter-over-quarter basis for the first quarter. Based on EV/EBITDA and yield, the AMEI Index currently trades at a discount to its 3-year averages.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

31 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2020 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2020

					Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/20
	Six Months[1]	1 Year	3 Year	5 Year	(5/01/13)	Gross	Net[2]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	-30.92%	-31.28%	-11.73%	-7.97%	-4.48%	1.02%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	-31.03%	-31.51%	-12.04%	-8.31%	-4.86%	1.37%	1.30%
Alerian Midstream Energy Select Index[3]	-30.44%	-30.48%	-10.60%	-6.82%	-3.25%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2020. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2021. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, ALPS Advisors, Inc. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing.

Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Distributor is not affiliated with Alerian.

32 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2020 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2020)

TC Energy Corp.	9.84%
Enbridge, Inc.	9.71%
Enterprise Products Partners LP	8.92%
Kinder Morgan, Inc.	8.16%
The Williams Cos., Inc.	6.39%
Energy Transfer LP	5.49%
Pembina Pipeline Corp.	4.87%
Cheniere Energy, Inc.	4.86%
ONEOK, Inc.	4.68%
Plains GP Holdings LP	4.61%
Total	67.53%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2020.

Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2020)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

33 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 33.45%
Enbridge, Inc.	149,144	$4,534,962
Gibson Energy, Inc.	64,469	1,003,410
Inter Pipeline, Ltd.	187,844	1,748,931
Keyera Corp.	96,412	1,467,911
Pembina Pipeline Corp.	91,059	2,276,475
TC Energy Corp.	107,632	4,598,303

Total Canadian Energy Infrastructure Companies
(Cost $18,430,740)		15,629,992

U.S. Energy Infrastructure Companies - 27.57%
Cheniere Energy, Inc. (1)	46,957	2,268,962
Equitrans Midstream Corp.	180,422	1,499,307
Kinder Morgan, Inc.	251,183	3,810,446
Macquarie Infrastructure Corp.	32,407	994,571
ONEOK, Inc.	65,831	2,186,906
Targa Resources Corp.	101,644	2,039,995
Tellurian, Inc. (1)	66,179	76,106

Total U.S. Energy Infrastructure Companies
(Cost $17,224,466)		12,876,293

U.S. Energy Infrastructure MLPs - 24.44%
BP Midstream Partners LP	7,412	85,016
CNX Midstream Partners LP	6,448	42,879
Crestwood Equity Partners LP	7,862	103,071
Enable Midstream Partners LP	13,844	64,790
Energy Transfer LP	360,276	2,565,165
Enterprise Products Partners LP	229,381	4,167,853
Genesis Energy LP	16,946	122,350
Hess Midstream LP, Class A	7,311	133,937
Holly Energy Partners LP	7,081	103,312
Magellan Midstream Partners LP	34,847	1,504,345
MPLX LP	60,733	1,049,466
NGL Energy Partners LP	18,450	71,955
Noble Midstream Partners LP	5,235	44,288
NuStar Energy LP	15,346	219,141
Phillips 66 Partners LP	11,209	403,972
Rattler Midstream LP	19,280	187,016
Shell Midstream Partners LP	19,218	235,805
Western Gas Partners LP	31,286	314,111

Total U.S. Energy Infrastructure MLPs
(Cost $19,352,790)		11,418,472

U.S. General Partners - 13.12%
Antero Midstream Corp.	139,174	709,787
EnLink Midstream LLC	115,711	282,335
Plains GP Holdings LP, Class A	241,833	2,152,314
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	156,928	$2,984,771

Total U.S. General Partners
(Cost $8,907,922)		6,129,207

Total Investments - 98.58%
(Total cost $63,915,918)		46,053,964

Other Assets in Excess of Liabilities - 1.42%		662,544

Net Assets - 100.00%		$46,716,508

(1)	Non-income producing security.

See Notes to Financial Statements.

34 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2020 (Unaudited)

ASSETS:

Investments, at value	$46,053,964
Receivable for investments sold	1,350,517
Receivable for shares sold	109,499
Dividends receivable	99,790
Other assets	1,867
Total Assets	47,615,637

LIABILITIES:

Payable to custodian for overdraft	787,700
Payable for shares redeemed	16,843
Payable to advisor	22,635
Payable for distribution and service fees	20,334
Payable for audit fees	13,568
Payable for trustees' fees	176
Accrued expenses and other liabilities	37,873
Total Liabilities	899,129
Net Assets	$46,716,508

NET ASSETS CONSIST OF:

Paid-in capital	$81,869,217
Total distributable earnings	(35,152,709)
Net Assets	$46,716,508

Investments, at Cost	$63,915,918

PRICING OF SHARES:

Class I:
Net Assets	$1,070,650
Shares of beneficial interest outstanding	172,938
Net assets value, offering and redemption price per share	$6.19

Class III:
Net Assets	$45,645,858
Shares of beneficial interest outstanding	7,385,641
Net assets value, offering and redemption price per share	$6.18

See Notes to Financial Statements.

35 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $86,692)	$2,043,035
Total Investment Income	2,043,035

EXPENSES:
Investment advisor fee	183,097
12b-1 fees:
Class III	64,356
Shareholder servicing fees:
Class I	622
Class III	64,356
Custodian fees	14,370
Administration fee	4,023
Legal fees	2,975
Audit fees	9,770
Trustees' fees and expenses	8,363
Report to shareholder fees	14,591
Other expenses	8,764
Total expenses before waiver/reimbursements	375,287
Less fees waived/reimbursed by investment advisor
Class I	(597)
Class III	(36,899)
Total Net Expenses	337,791
Net Investment Income	1,705,244

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(7,004,031)
Foreign currency transactions	(5,062)
Net realized loss	(7,009,093)
Net change in unrealized appreciation/(depreciation) on:
Investments	(15,867,955)
Translation of assets and liabilities denominated in foreign currencies	148
Net change in unrealized depreciation	(15,867,807)
Net Realized and Unrealized Loss on Investments	(22,876,900)
Net Decrease in Net Assets Resulting from Operations	$(21,171,656)

See Notes to Financial Statements.

36 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:

Net investment income	$1,705,244	$2,609,835
Net realized loss	(7,009,093)	(696,692)
Net change in unrealized appreciation/(depreciation)	(15,867,807)	10,608,657
Net increase/(decrease) in net assets resulting from operations	(21,171,656)	12,521,800

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(20,406)
Class III	–	(1,139,604)
Total distributions	–	(1,160,010)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	390,145	134,469
Issued to shareholders in reinvestment of distributions	–	20,406
Cost of shares redeemed	(39,490)	(92,336)
Net increase from share transactions	350,655	62,539
Class III
Proceeds from sale of shares	4,560,386	14,730,675
Issued to shareholders in reinvestment of distributions	–	1,139,604
Cost of shares redeemed	(8,675,155)	(17,374,034)
Net decrease from share transactions	(4,114,769)	(1,503,755)

Net increase/(decrease) in net assets	(24,935,770)	9,920,574

NET ASSETS:

Beginning of period	71,652,278	61,731,704
End of period	$46,716,508	$71,652,278

OTHER INFORMATION - SHARES:

Class I
Sold	60,924	15,121
Reinvested	–	2,435
Redeemed	(5,580)	(10,618)
Net increase in shares outstanding	55,344	6,938

Class III
Sold	798,788	1,662,376
Reinvested	–	135,991
Redeemed	(1,294,039)	(1,956,611)
Net decrease in shares outstanding	(495,251)	(158,244)

See Notes to Financial Statements.

37 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.96		$7.58	$9.55	$9.82	$7.10	$11.91
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.23		0.34	0.34	0.30	0.28	0.34
Net realized and unrealized gain/(loss) on investments	(3.00)		1.22	(2.10)	(0.35)	2.65	(4.86)
Total income/(loss) from investment operations	(2.77)		1.56	(1.76)	(0.05)	2.93	(4.52)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.21)	(0.22)	(0.21)	(0.10)
From net realized gain	–		–	–	–	–	(0.19)
Total distributions	–		(0.18)	(0.21)	(0.22)	(0.21)	(0.29)
Net increase/(decrease) in net asset value	(2.77)		1.38	(1.97)	(0.27)	2.72	(4.81)
Net asset value - end of period	$6.19		$8.96	$7.58	$9.55	$9.82	$7.10

Total Return*	(30.92	)%(2)	20.74%	(18.58)%	(0.49)%	41.39%	(37.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,071		$1,053	$838	$1,213	$393	$330
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.09	%(3)	1.02%	0.99%	0.97%	0.95%	0.94%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.95%	0.90%	0.90%
Net investment income after waiver/reimbursements	6.89	%(3)	3.82%	3.71%	3.12%	3.32%	3.37%
Portfolio turnover rate	21	%(2)	44%	72%	40%	50%	59%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

38 | June 30, 2020

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.96		$7.57	$9.53	$9.80	$7.10	$11.90
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.22		0.31	0.30	0.26	0.25	0.31
Net realized and unrealized gain/(loss) on investments	(3.00)		1.23	(2.10)	(0.35)	2.64	(4.85)
Total income/(loss) from investment operations	(2.78)		1.54	(1.80)	(0.09)	2.89	(4.54)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.15)	(0.16)	(0.18)	(0.19)	(0.07)
From net realized gain	–		–	–	–	–	(0.19)
Total distributions	–		(0.15)	(0.16)	(0.18)	(0.19)	(0.26)
Net increase/(decrease) in net asset value	(2.78)		1.39	(1.96)	(0.27)	2.70	(4.80)
Net asset value - end of period	$6.18		$8.96	$7.57	$9.53	$9.80	$7.10

Total Return*	(31.03	)%(2)	20.41%	(18.96)%	(0.84)%	40.80%	(37.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$45,646		$70,599	$60,893	$85,980	$87,401	$52,411
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.44	%(3)	1.37%	1.34%	1.32%	1.35%	1.27%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.23%
Net investment income after waiver/reimbursements	6.53	%(3)	3.46%	3.37%	2.69%	2.91%	3.07%
Portfolio turnover rate	21	%(2)	44%	72%	40%	50%	59%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

39 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview	June 30, 2020 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Global Opportunity Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it is managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

We begin our commentary this period with an announcement that we have changed the name of the portfolio to the ALPS|Red Rocks Global Opportunity Portfolio.

The investment team, process, philosophy, and objective of the Portfolio will remain the same.

Unconstrained Capital Allocation

From a broad perspective, companies in the Portfolio (and investment universe) since inception have sought to pursue a highly disciplined and flexible capital allocation process, aiming to choose investment projects that provide a significantly high return on invested capital (ROIC). This approach utilizes a longer term investment horizon and capital return assumptions and is not restricted to any particular industry, geography, or business function. In addition, companies in the portfolio have often used M&A to enhance the competitive position of their businesses.

We have coined the term “unconstrained capital allocation” to describe these companies and believe that it is this capital allocation process, and not the structure of the investment, which can provide attractive risk-adjusted returns for investors.

As we mentioned above, the investment team, process, philosophy, and objective of the Portfolio will remain the same. We will continue to seek out companies globally who utilize an unconstrained capital allocation process and have a track record of high ROIC.

We believe that changing the name provides more clarity on the investment nature and objective and better positions the Portfolio for broader access and inclusion, which we believe will ultimately benefit investors.

COVID-19

The COVID-19 pandemic represents an exogenous shock to global markets. The situation is far from resolved and the global economic outlook is uncertain for the foreseeable future.

Our team is safe, working remotely, and fully operational; they have been able to leverage the resources, capabilities, and technology of our parent company.

The team is closely monitoring the portfolio and has maintained communication with company management teams. As we did in 2008, we are focusing on the financial health and capital structure of portfolio companies and closely monitoring developments in M&A activity, credit markets, and the potential impact of COVID-19 on the business ecosystems of each of our portfolio companies.

There have been a number of attractive companies in our investment universe which have been sold off due to COVID-19 fears, many of which have little economic exposure to the effects of the pandemic. We believe this represents an opportunity to selectively take advantage of this situation. Conversely, we are also reducing exposures where warranted.

This pandemic is unprecedented due to the global scale and negative economic impact. Both the duration and severity are unknown. There is some possibility that the outlook and financial performance of our portfolio will need to be recalibrated and we remain as diligent as ever.

What has not changed is our focus on fundamental valuations and the effectiveness of capital allocation programs, operational improvement initiatives, and shareholder value-creation within our portfolio companies.

40 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2020 (Unaudited)

Markets Review

In 2020, we began our 13th year of managing listed private equity strategies.

Although we are not particularly superstitious and don’t believe the number 13 represents bad luck, the events of this past quarter may be enough for us to re-examine this mindset, as both global equity and fixed income markets collapsed in the wake of the COVID-19 pandemic, the Saudi Arabia-Russia oil price war, and a literal shut down of the global economy.

We expect that much of the damage will bleed over into the rest of the year as it will take some time to fully understand the impact to almost every sector of the global economy.

After a disastrous first quarter market performance, the second quarter recorded one of the fastest stock rebounds in market history with the NASDAQ reclaiming all-time highs and the S&P 500 just slightly down year-to-date. Much has been made about this topic and as far as we can tell the answer mainly comes down to two things: (1) accelerated earnings in big tech, and (2) lower equity risk premiums. While the first point speaks for itself, the second point is the result of intervention by the Federal Reserve.

As the Fed lowered short-term interest rates and flooded the market with liquidity, default risk was dramatically lowered for cash-strapped firms as the financial system offered financing in a time when historically they would not.

All else equal, lower default risk and lower interest rates leads to lower risk premiums for stocks, and thus higher valuations. With lower risk premiums, earnings growth tends to magnify valuations, which further speaks to the rise in tech stocks.

Portfolio Review

For the six months ending June 30, 2020, the ALPS|Red Rocks Listed Private Equity Portfolio (AVPEX) returned -16.33%, compared with -6.54% and -15.66% for the Morningstar Developed Markets Index (the Portfolio’s primary benchmark) and the Global Listed Private Equity Index, respectively.

We exited six names, added 14, and ended the period with 47 holdings.

Net contributors to performance included:

•	IAC/Interactive Corp

•	HBM Healthcare Investments AG

•	Liberty Broadband Corp

Net detractors from performance included:

•	Pantheon International PLC

•	FS KKR Capital Corp

•	HarbourVest Global Private Equity

Our portfolio experienced a strong rise during the second quarter, benefitting from the narrowing bond spreads. As mentioned in prior commentaries, our holdings tend to bounce back strong after drawdowns and this story continues to ring true today. The portfolio’s largest gains were in companies that drifted furthest from their intrinsic value, and we were happy to stick by them as we understand that these are resilient holdings that gain strength in disruption. The decentralized business model of companies in the portfolio centers on agility, operational improvements, and access to capital which empowers these businesses to thrive in difficult times.

41 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2020 (Unaudited)

Outlook

While we proceed with caution, we have a few reasons for relative optimism as we look to the future.

1)	Many of our holdings, in our view, continue to trade at steep discounts to their historic valuations and when compared to broad markets making record highs, this distinction points to likely higher future returns. This is particularly true for our UK holdings, which has been a slower market to recapture capital outflows after it was slow to contain the spread of the virus. The resurgence in our performance since the bottom continues to play out as expected as others begin to recognize the true value of our holdings, and this discount plus future value creation is a powerful engine for future performance.

2)	The M&A market is another important accelerant for our holdings. Our companies are designed to take advantage of market disruptions by enhancing their portfolios through cheaper M&A, but at the beginning of the pandemic they were limited in their ability to perform large scale asset purchases. We saw some of our best operators navigate around this problem with public market purchases, but now M&A is coming back online and we expect our holdings to take advantage of opportunities in more distressed industries.

3)	With interest rates and equity risk premiums at all-time lows, it is self-evident why the fast growing tech industry has risen to such lofty valuations. At low discount rates, growth provides an accelerant to valuations. Going forward, the Fed maintains that they will not lower interest rates below zero and so interest rates must go up at some point. When this happens, there will be considerable impact on the valuation of these high flyers, and the spread between return on capital and increasing costs of capital will matter more.

We continue to maintain an unwavering belief in the superiority of the unconstrained and highly disciplined capital allocation business model. Our portfolio companies drive value through enhancing return on capital. They use a central capital allocation process that evolves the portfolio by selling mature segments and purchasing growing assets at reasonable prices. These decentralized divisions further enhance returns with an alignment of shareholder and management incentives and focus on continuous operational improvements.

We believe that given relative valuations, M&A tailwinds, and a focus on return on capital, our portfolio is positioned well for this favorable environment.

Andrew Drummond	Kirk McCown
Portfolio Manager	Portfolio Manager

42 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2020 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2020

					Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/20
	Six Months[1]	1 Year	3 Year	5 Year	(10/24/14)	Gross	Net2
ALPS | Red Rocks Global Opportunity Portfolio - Class I	-16.18%	-3.33%	3.16%	5.30%	6.80%	2.22%	1.96%
ALPS | Red Rocks Global Opportunity Portfolio - Class III	-16.33%	-3.70%	2.80%	4.96%	6.45%	2.57%	2.31%
Morningstar Developed Markets Index[3]	-6.26%	2.47%	6.71%	7.19%	7.55%
Red Rocks Global Listed Private Equity Index[4]	-15.66%	-5.07%	1.90%	4.57%	6.75%
MSCI World Total Return Index[5]	-5.48%	3.40%	7.29%	7.50%	7.66%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2020. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2021. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	Effective December 18, 2019, the Morningstar Developed Markets Index replaced the MSCI World Index as the Fund’s primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization.

[4]	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

[5]	MSCI World Total Return Index – Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Global Opportunity Portfolio. The Distributor is affiliated with Red Rocks Capital.

43 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2020 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2020)

IAC/InterActive Corp	6.47%
HarbourVest Global Private Equity, Ltd.	6.04%
Pantheon International PLC Fund	4.76%
KKR & Co., Inc.	4.29%
Blackstone Group, Inc.	4.17%
HBM Healthcare Investments AG	3.80%
Liberty Broadband Corp.	3.76%
Intermediate Capital Group PLC	3.51%
3i Group PLC	3.37%
Cannae Holdings, Inc.	3.25%
Total	43.42%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.

(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2020.

Growth of $10,000 (as of June 30, 2020)

Country Allocation(1)(2)

ALPS | Red Rocks Global Opportunity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

44 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Schedule of Investments	As of June 30, 2020 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 22.96%
Financials - 22.96%
HarbourVest Global Private Equity, Ltd. (1)	84,081	$1,643,245
HBM Healthcare Investments AG, Class A	3,950	1,032,210
HgCapital Trust PLC	245,000	713,532
ICG Enterprise Trust PLC	45,220	420,546
NB Private Equity Partners, Ltd.	53,000	608,911
Pantheon International PLC Fund (1)	53,700	1,295,816
Princess Private Equity Holding, Ltd.	49,700	530,868

Total Financials		6,245,128

Total Closed-End Funds
(Cost $6,004,844)		6,245,128

Common Stocks - 76.02%
Communication Services - 13.26%
GCI Liberty, Inc., Class A (1)	3,600	256,032
IAC/InterActive Corp (1)	5,440	1,759,296
Liberty Broadband Corp., Class C (1)	8,250	1,022,670
Liberty SiriusXM, Class A (1)	16,500	569,580

Total Communication Services		3,607,578

Consumer Discretionary - 0.85%
Rocket Internet SE (1)(2)	10,700	230,534

Consumer Staples - 1.59%
Schouw & Co. A/S	5,400	431,402

Financials - 48.04%
3i Group PLC	89,000	916,430
Altamir	6,997	119,630
Apollo Global Management, Inc., Class A	10,200	509,184
Ares Capital Corp.	43,200	624,240
Berkshire Hathaway, Inc., Class B (1)	4,950	883,625
Blackstone Group, Inc., Class A	20,000	1,133,200
Brederode SA	9,400	786,630
Brookfield Asset Management, Inc., Class A	22,798	750,054
Cannae Holdings, Inc. (1)	21,500	883,650
Carlyle Group, Inc.	17,000	474,300
Clairvest Group, Inc.	3,000	102,534
Eurazeo SE (1)	2,900	149,018
EXOR N.V.	7,100	407,519
FS KKR Capital Corp.	35,625	498,750
Groupe Bruxelles Lambert SA	2,139	179,162
Intermediate Capital Group PLC	59,800	954,035
Investment AB Kinnevik, B Shares	6,500	171,583
Investor AB, B Shares	10,800	572,917

Security Description	Shares	Value
Financials (continued)
KKR & Co., Inc., Class A	37,800	$1,167,264
New Mountain Finance Corp.	35,800	332,582
Partners Group Holding AG	880	801,410
Standard Life Private Equity Trust PLC	182,345	647,018

Total Financials		13,064,735

Health Care - 3.52%
Chemed Corp.	370	166,896
Danaher Corp.	3,100	548,173
Stryker Corp.	1,350	243,256

Total Health Care		958,325

Industrials - 3.05%
Brookfield Business Partners LP	6,700	206,241
Colfax Corp. (1)	14,300	398,970
Fortive Corp.	3,300	223,278

Total Industrials		828,489

Information Technology - 2.68%
J2 Global, Inc. (1)	1,900	120,099
Lagercrantz Group AB	11,200	173,638
Leidos Holdings, Inc.	4,650	435,566

Total Information Technology		729,303

Utilities - 3.03%
Brookfield Infrastructure Corp.	2,500	113,850
Brookfield Infrastructure Partners LP, Class A	17,300	711,203

Total Utilities		825,053

Total Common Stocks
(Cost $18,921,909)		20,675,419

Preferred Stock - 0.21%
Financials - 0.21%
Compass Diversified Holdings	2,500	56,975

Total Preferred Stock
(Cost $40,380)		56,975

See Notes to Financial Statements.

 45 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Schedule of Investments (continued)	As of June 30, 2020 (Unaudited)

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.37%
State Street Institutional Treasury Plus Money Market Fund	0.140%	373,792	$373,792

Total Short-Term Investments
(Cost $373,792)			373,792

Total Investments - 100.56%
(Total cost $25,340,925)			27,351,314

Liabilities in Excess of Other Assets - (0.56)%			(153,430)

Net Assets - 100.00%			$27,197,884

(1)	Non-income producing security.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $230,534, representing 0.85% of net assets.

See Notes to Financial Statements.

 46 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Statement of Assets and Liabilities	As of June 30, 2020 (Unaudited)

ASSETS:

Investments, at value	$27,351,314
Receivable for investments sold	79,791
Receivable for shares sold	13,389
Dividends receivable	105,674
Other assets	1,304
Total Assets	27,551,472

LIABILITIES:

Payable for shares redeemed	290,559
Payable to advisor	14,453
Payable for distribution and service fees	11,208
Payable for audit fees	15,622
Accrued expenses and other liabilities	21,746
Total Liabilities	353,588
Net Assets	$27,197,884

NET ASSETS CONSIST OF:

Paid-in capital	$25,176,012
Total distributable earnings	2,021,872
Net Assets	$27,197,884

Investments, at Cost	$25,340,925

PRICING OF SHARES:

Class I:
Net Assets	$344,819
Shares of beneficial interest outstanding	28,076
Net assets value, offering and redemption price per share	$12.28

Class III:
Net Assets	$26,853,065
Shares of beneficial interest outstanding	2,095,950
Net assets value, offering and redemption price per share	$12.81

See Notes to Financial Statements.

 47 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $11,705)	$356,368
Total Investment Income	356,368

EXPENSES:
Investment advisor fee	127,690
12b-1 fees:
Class III	35,007
Shareholder servicing fees:
Class I	278
Class III	35,007
Custodian fees	7,706
Administration fee	5,529
Legal fees	1,391
Audit fees	10,444
Trustees' fees and expenses	4,016
Report to shareholder fees	4,890
Other expenses	7,664
Total expenses before waiver/reimbursements	239,622
Less fees waived/reimbursed by investment advisor
Class I	(453)
Class III	(34,288)
Total Net Expenses	204,881
Net Investment Income	151,487

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(937,816)
Foreign currency transactions	1,845
Net realized loss	(935,971)
Net change in unrealized depreciation on:
Investments	(4,609,425)
Translation of assets and liabilities denominated in foreign currencies	(353)
Net change in unrealized depreciation	(4,609,778)
Net Realized and Unrealized Loss on Investments	(5,545,749)
Net Decrease in Net Assets Resulting from Operations	$(5,394,262)

See Notes to Financial Statements.

 48 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
OPERATIONS:
Net investment income	$151,487	$509,249
Net realized gain/(loss)	(935,971)	775,136
Net change in unrealized appreciation/(depreciation)	(4,609,778)	7,831,133
Net increase/(decrease) in net assets resulting from operations	(5,394,262)	9,115,518

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(4,617)
Class III	–	(351,950)
Total distributions	–	(356,567)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	71,027	84,713
Issued to shareholders in reinvestment of distributions	–	4,617
Cost of shares redeemed	(61,322)	(66,056)
Net increase from share transactions	9,705	23,274
Class III
Proceeds from sale of shares	3,318,360	7,647,171
Issued to shareholders in reinvestment of distributions	–	351,950
Cost of shares redeemed	(4,776,693)	(5,354,955)
Net increase/(decrease) from share transactions	(1,458,333)	2,644,166

Net increase/(decrease) in net assets	(6,842,890)	11,426,391

NET ASSETS:

Beginning of period	34,040,774	22,614,383
End of period	$27,197,884	$34,040,774

OTHER INFORMATION - SHARES:

Class I
Sold	4,943	6,572
Reinvested	–	328
Redeemed	(4,817)	(5,069)
Net increase in shares outstanding	126	1,831

Class III
Sold	256,896	558,756
Reinvested	–	23,926
Redeemed	(358,097)	(404,124)
Net increase/(decrease) in shares outstanding	(101,201)	178,558

See Notes to Financial Statements.

 49 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$14.65		$10.56	$12.90	$10.60	$10.33		$10.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.28	0.18	0.23	0.78		0.18
Net realized and unrealized gain/(loss) on investments	(2.46)		3.97	(1.74)	2.45	0.08		(0.29)
Total income/(loss) from investment operations	(2.37)		4.25	(1.56)	2.68	0.86		(0.11)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		–	(0.74)	(0.38)	(0.59)		(0.04)
From net realized gain	–		(0.16)	(0.04)	–	(0.00	)(2)	(0.00	)(2)
Total distributions	–		(0.16)	(0.78)	(0.38)	(0.59)		(0.04)
Net increase/(decrease) in net asset value	(2.37)		4.09	(2.34)	2.30	0.27		(0.15)
Net asset value - end of period	$12.28		$14.65	$10.56	$12.90	$10.60		$10.33

Total Return*	(16.18	)%(3)	40.34%	(12.22)%	25.37%	8.30%		(1.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$345		$409	$276	$222	$65		$454
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.35	%(4)	1.34%	1.32%	1.49%	2.12%		5.98%
Net expenses after waiver/reimbursements	1.10	%(4)	1.08%	1.10%	1.10%	1.09%		1.08%
Net investment income after waiver/reimbursements	1.43	%(4)	2.21%	1.43%	1.84%	7.81%		1.76%
Portfolio turnover rate	24	%(3)	36%	20%	47%	31%		12%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

 50 | June 30, 2020

ALPS | Red Rocks Global Opportunity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$15.31		$11.07	$13.50	$11.06	$10.32		$10.47
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.25	0.12	0.23	0.31		0.15
Net realized and unrealized gain/(loss) on investments	(2.57)		4.15	(1.79)	2.53	0.51		(0.29)
Total income/(loss) from investment operations	(2.50)		4.40	(1.67)	2.76	0.82		(0.14)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		–	(0.72)	(0.32)	(0.08)		(0.01)
From net realized gain	–		(0.16)	(0.04)	–	(0.00	)(2)	(0.00	)(2)
Total distributions	–		(0.16)	(0.76)	(0.32)	(0.08)		(0.01)
Net increase/(decrease) in net asset value	(2.50)		4.24	(2.43)	2.44	0.74		(0.15)
Net asset value - end of period	$12.81		$15.31	$11.07	$13.50	$11.06		$10.32

Total Return*	(16.33	)%(3)	39.84%	(12.53)%	24.96%	7.97%		(1.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26,853		$33,631	$22,339	$21,535	$11,411		$6,142
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.70	%(4)	1.71%	1.67%	1.85%	2.03%		5.91%
Net expenses after waiver/reimbursements	1.45	%(4)	1.45%	1.45%	1.45%	1.45%		1.44%
Net investment income after waiver/reimbursements	1.06	%(4)	1.86%	0.93%	1.81%	2.92%		1.46%
Portfolio turnover rate	24	%(3)	36%	20%	47%	31%		12%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

 51 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Financial Statements herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Equity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Equity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act. Prior to April 30, 2020, the ALPS | Red Rocks Global Opportunity Portfolio was known as the ALPS | Red Rocks Listed Private Equity Portfolio.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Equity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

52 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Equity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

53 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2020:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,241,503	$–	$–	$34,241,503
Short-Term Investments	329,603	–	–	329,603
Total	$34,571,106	$–	$–	$34,571,106

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,859,342	$–	$–	$66,859,342
Short-Term Investments	634,590	–	–	634,590
Total	$67,493,932	$–	$–	$67,493,932

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$154,616,729	$–	$–	$154,616,729
Short-Term Investments	1,504,845	–	–	1,504,845
Total	$156,121,574	$–	$–	$156,121,574

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$204,279,236	$–	$–	$204,279,236
Short-Term Investments	672,498	–	–	672,498
Total	$204,951,734	$–	$–	$204,951,734

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$107,610,438	$–	$–	$107,610,438
Short-Term Investments	245,886	–	–	245,886
Total	$107,856,324	$–	$–	$107,856,324

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$15,629,992	$–	$–	$15,629,992
U.S. Energy Infrastructure Companies	12,876,293	–	–	12,876,293
U.S. Energy Infrastructure MLPs	11,418,472	–	–	11,418,472
U.S. General Partners	6,129,207	–	–	6,129,207
Total	$46,053,964	$–	$–	$46,053,964

54 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

ALPS | Red Rocks Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$–	$6,245,128	$–	$6,245,128
Common Stocks	14,254,122	6,421,297	–	20,675,419
Preferred Stock	56,975	–	–	56,975
Short-Term Investments	373,792	–	–	373,792
Total	$14,684,889	$12,666,425	$–	$27,351,314

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the six months ended June 30, 2020.

For liabilities arising from overdrafts in the custody account, the carrying amount reported in the Statement of Assets and Liabilities approximates fair value due to the relatively short-term maturity of these financial instruments. As of June 30, 2020, the liability related to the custody overdraft in the Morningstar Growth ETF Asset Allocation Portfolio and ALPS | Alerian Energy Infrastructure Portfolio is based on level 2 inputs.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2020, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

55 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax character of the distributions paid during the year ended December 31, 2019, were as follows:

2019	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$690,728	$262,967	$953,695
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,495,516	1,611,638	3,107,154
Morningstar Balanced ETF Asset Allocation Portfolio	3,528,341	3,237,823	6,766,164
Morningstar Growth ETF Asset Allocation Portfolio	4,174,464	9,719,687	13,894,151
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,880,744	3,828,569	5,709,313
ALPS | Alerian Energy Infrastructure Portfolio	1,160,010	–	1,160,010
ALPS | Red Rocks Global Opportunity Portfolio	–	356,567	356,567

56 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2019, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$2,704,856	$5,947,704

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Funds are not electing to defer such losses.

As of June 30, 2020, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$33,476,997	$1,547,784	$(453,675)	$1,094,109
Morningstar Income and Growth ETF Asset Allocation Portfolio	65,785,499	3,953,780	(2,245,347)	1,708,433
Morningstar Balanced ETF Asset Allocation Portfolio	151,788,217	12,259,352	(7,925,995)	4,333,357
Morningstar Growth ETF Asset Allocation Portfolio	200,376,865	17,133,431	(12,558,562)	4,574,869
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	108,717,270	7,763,532	(8,624,478)	(860,946)
ALPS | Alerian Energy Infrastructure Portfolio	67,802,502	(842,793)	(20,905,745)	(21,748,538)
ALPS | Red Rocks Global Opportunity Portfolio	25,452,282	3,997,491	(2,098,459)	1,899,032

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, passive foreign investment companies and partnerships.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2020, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$11,485,255	$11,847,153
Morningstar Income and Growth ETF Asset Allocation Portfolio	19,596,150	22,395,338
Morningstar Balanced ETF Asset Allocation Portfolio	50,833,872	57,091,936
Morningstar Growth ETF Asset Allocation Portfolio	67,303,216	72,402,918
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	35,145,715	32,230,733
ALPS | Alerian Energy Infrastructure Portfolio	10,990,091	13,199,079
ALPS | Red Rocks Global Opportunity Portfolio	6,734,909	7,282,255

57 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

5.  INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Global Opportunity Equity Portfolio	Red Rocks Capital LLC(a)

(a)	Red Rocks Capital LLC is a subsidiary of ALPS Advisors, Inc.

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Global Opportunity Equity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Global Opportunity Equity Portfolio	First $200 Million	0.57%
	$200 Million - $500 Million	0.52%
	Over $500 Million	0.47%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2020, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

58 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

Portfolio	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%
Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Global Opportunity Equity Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Equity Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2021
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2021
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2021
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2021
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2021
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2021
ALPS | Red Rocks Global Opportunity Equity Portfolio	0.95%	N/A	0.95%	4/29/2021

The Adviser and Sub-Advisers of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At June 30, 2020, the available recoupable balances are as follows:

Portfolio	Expires 2020	Expires 2021	Expires 2022	Expires 2023	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$15,465	$28,946	$14,331	$58,742
Morningstar Income and Growth ETF Asset Allocation Portfolio	–	10,321	18,594	10,891	39,806
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	–	1,921	1,921
Morningstar Growth ETF Asset Allocation Portfolio	–	–	–	5,052	5,052
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	41	17,656	11,308	29,005
ALPS | Alerian Energy Infrastructure Portfolio	–	27,187	51,212	37,496	115,895
ALPS | Red Rocks Global Opportunity Portfolio	66,698	54,960	71,340	34,741	227,739

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

59 | June 30, 2020

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2020 (Unaudited)

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7.  TRUSTEES FEES

As of June 30, 2020, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $10,000 and $3,000, respectively. Trustees’ fees and expenses accrued by the Portfolios for the six months ended June 30, 2020 are reported on the Statements of Operations.

8.  RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2020 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2020 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$(769,786)	$44,813	$(16,958)
Morningstar Income and Growth ETF Asset Allocation Portfolio	(457,566)	356,746	6,406
Morningstar Balanced ETF Asset Allocation Portfolio	(333,581)	185,515	(28,201)
Morningstar Growth ETF Asset Allocation Portfolio	(135,556)	462,786	22,576
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	(29,160)	675,790	(19,176)

60 | June 30, 2020

ALPS Variable Investment Trust
Additional Information	June 30, 2020 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios are required to disclose, after their first and third fiscal quarters, the complete schedule of each Portfolio’s holdings with the SEC as an exhibit to its report on Form N-PORT. N-PORT reports will be available on the Commission’s website at www.sec.gov. The Portfolios’ N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-432-2926 or by writing to ALPS Variable Investment Trust at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

61 | June 30, 2020

ALPS Variable Investment Trust
Additional Information	June 30, 2020 (Unaudited)

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

62 | June 30, 2020

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2020 (Unaudited)

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each Portfolio and the sub-advisory agreement with respect to each Portfolio with respect to the applicable Portfolio (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and each Sub-Adviser. In response to these requests, the Trustees received reports from AAI and each Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and Sub-Adviser and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolios’ investment adviser and each Sub-Adviser as the relevant Portfolio’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

MORNINGSTAR PORTFOLIOS

At a meeting on June 2, 2020, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Investment Subadvisory Agreement with Morningstar Investment Management LLC (“Morningstar”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Morningstar Portfolio.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure and records of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively. The Board also concluded that Morningstar had demonstrated a continuing ability to attract and retain well-qualified personnel and that the structure of AAI’s operations was sufficient to retain and properly motivate the Morningstar Portfolios’ current senior advisory personnel at AAI.

Investment Performance

The Board reviewed the net total return performance of each Morningstar Portfolio as of March 31, 2020, over the three-month, one-year, three-year, five-year, ten-year, and since inception periods. The Board considered information from an independent research provider regarding the net total return performance of each Morningstar Portfolio relative to its performance peer group and universe. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance characteristics of each Morningstar Portfolio.

63 | June 30, 2020

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2020 (Unaudited)

The Board noted that as of March 31, 2020: (i) the net total return performance of the Morningstar Aggressive Portfolio, Morningstar Growth Portfolio, Morningstar Balanced Portfolio, and Morningstar Income & Growth Portfolio, for both share classes of each Portfolio, generally underperformed their respective peer group and universe medians for the three-month, one-year, three-year, five-year, ten-year, and since inception periods; and (ii) the net total return performance of the Morningstar Conservative Portfolio, for both share classes, outperformed its peer group and universe medians for the three-month and one-year periods and generally underperformed its peer group and universe medians for the three-year, five-year, ten-year, and since inception periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) Morningstar’s stated fee schedule and fee range for its sub-advisory clients. In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Morningstar Portfolios.

The Board noted that each Morningstar Portfolio's contractual advisory fees and total net expenses were higher than but within an acceptable range when compared with the median of the contractual advisory fees charged to similar open-end funds in the peer group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for the Morningstar Portfolios. The Board also considered the additional analysis provided by AAI comparing the Morningstar Portfolios versus their peers when taking into account the impact of acquired fund fees and expenses (“AFFE”) on the Morningstar Portfolios’ peer group rankings, noting that when AFFE are included, the Portfolios’ peer group rankings are generally more favorable. The Board concluded that both the (i) contractual advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds. The Board requested that both analyses be included in future Section 15(c) responses relating to the Morningstar Portfolios.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

64 | June 30, 2020

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2020 (Unaudited)

ALERIAN PORTFOLIO

At a meeting on June 2, 2020, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Alerian Portfolio.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board also considered the portfolio manager’s demonstrated consistency in investment approach for the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure and records of AAI. Finally, the Trustees considered the Board’s and the Trust’s previous association with the current personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent, and quality of the services to be provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively. The Board also concluded that AAI had demonstrated a continuing ability to attract and retain well-qualified personnel.

Investment Performance

The Board reviewed the net total return performance of the Alerian Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended March 31, 2020. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the net total return performance of the Alerian Portfolio, for both share classes, generally outperformed its peer group and universe medians for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2020.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts. In connection with the foregoing, the Board noted, for example, AAI’s statements regarding differences in operational structures of a certain similarly managed fund.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s contractual advisory fee and total net expenses were lower than the peer group and universe medians as of March 31, 2020. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

65 | June 30, 2020

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2020 (Unaudited)

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

RED ROCKS PORTFOLIO

At a meeting on June 2, 2020, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Sub-Advisory Agreement with Red Rock Capital LLC (“Red Rocks”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Red Rocks Portfolio.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Red Rocks, the Trustees, including the Independent Trustees, considered the following factors with respect to the Red Rocks Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI and Red Rocks, including evaluation and monitoring and trade execution, in light of the investment objective of the Red Rocks Portfolio. The Board also considered the Red Rocks Portfolio team’s demonstrated consistency in investment approach for the Portfolio as well as ongoing discussions regarding the peer group classifications. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio; and (ii) the portfolio management personnel of Red Rocks responsible for managing the investments of the Red Rocks Portfolio. The Board also considered the compliance structures and records of AAI and Red Rocks.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Red Rocks to the Red Rocks Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and Sub-Advisory Agreement respectively, and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under those agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by each of AAI and Red Rocks had been consistent and that each investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively. The Board also concluded that AAI had demonstrated a continuing ability to attract and retain well-qualified personnel. Finally, the Board concluded that the financial condition of AAI and Red Rocks was sound.

Investment Performance

The Board reviewed the net total return performance of the Red Rocks Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended March 31, 2020. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Red Rocks Portfolio.

66 | June 30, 2020

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2020 (Unaudited)

The Board noted that, as of March 31, 2020, the net total return performance of the Red Rocks Portfolio, for both share classes, underperformed its peer group and universe medians for the three-month period and generally outperformed its peer group and universe medians for the one-year, three-year, five-year, and since inception periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to AAI and the fees paid by AAI to Red Rocks under the agreements. The Board took note of the fact that Red Rocks is paid by AAI and not directly by the Red Rocks Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Red Rocks to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and Red Rocks’ other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Red Rocks Portfolio.

The Board noted that, as of March 31, 2020, the Red Rocks Portfolio’s contractual advisory fees and total net expenses for Class I shares were similar to its peer group and universe medians and the Portfolio’s contractual advisory fees and total next expenses for Class III shares were generally lower than its peer group median and higher than its universe median. The Board concluded that both the (i) contractual advisory fees payable by the Red Rocks Portfolio to AAI and (ii) total net expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed a combined profitability analysis prepared by AAI for AAI and Red Rocks, and as part of its consideration of profitability, took note of the fact that Red Rocks is a wholly-owned subsidiary of AAI. The Board considered whether the provision of services by AAI to the Red Rocks Portfolio was profitable to AAI. The Board concluded that the profits attributable to the services provided by AAI to the Red Rocks Portfolio were not excessive, and that in light of the foregoing (including AAI’s ownership of Red Rocks), the Board concluded that the profits attributable to the services provided by Red Rocks to the Red Rocks Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by AAI and Red Rocks, and bearing in mind the asset size of the Red Rocks Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI or Red Rocks might receive in connection with its association with the Red Rocks Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI or Red Rocks in connection with their relationship with the Red Rocks Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Red Rocks’ compensation for investment sub-advisory services are consistent with the best interests of the Red Rocks Portfolio and its shareholders.

67 | June 30, 2020

ALPS Variable Investment Trust
Liquidity Risk Management Program	June 30, 2020 (Unaudited)

The Trust has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each Portfolio. The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of representatives of the Trust’s investment adviser, AAI. The Board has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of the Portfolio’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 2, 2020, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from the inception of the Trust’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that each Portfolio’s investment strategy continues to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Portfolio, including liquidity risks presented by the Trust’s investment portfolios, is found in the Trust’s Prospectus and Statement of Additional Information.

68 | June 30, 2020

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com 1-866-759-5679

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable to Registrant.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	September 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	September 1, 2020

By:	/s/ Jill Kerschen
Jill Kerschen (Principal Financial Officer)
Treasurer

Date:	September 1, 2020